INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Raw materials	$ 1,436	$ 1,616
Work-in-progress	1,283	1,638
Finished goods	892	617
Total inventories	$ 3,611	$ 3,871